Ordinary Shares and Structure Section (Tables)	6 Months Ended
Mar. 31, 2026
Ordinary Shares and Structure Section [Abstract]
Schedule of Fair Value of Warrants	The fair value of the Series A Warrants and Series B Warrants on the issuance date, June 26, 2025, was determined utilizing the Black Scholes pricing model, using the following inputs and assumptions:
	Series A Warrants	Series B Warrants
No. of warrants	21,739,130	21,739,130
Risk-free rate	3.96%	3.96%
Estimated volatility rate	70%	70%
Dividend yield rate	-%	-%
Spot price of underlying ordinary shares	0.18	0.18
Initial exercise price	0.69	1.173
Expire date	June 30, 2026	June 30, 2026
Term (in years)	1.01 years	1.01 years